Leases - Activity in finance lease liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Lease liabilities
Interest from lease liability	$ 729
New contracts	957
Remeasurement on leases liabilities	(684)
Payments	(1,817)
Balance at end of period	5,919
IFRS 16
Lease liabilities
Balance at beginning of period	$ 6,734